Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income And Expenses [Abstract]
Revenue	€ 70,939	€ 38,176	€ 26,566
Interest income	1,786	1,709	137
Net foreign exchange gain	727	452	7,470
Other finance income	826	1,519	605
Finance income	3,339	3,680	8,212
Interest expense	(4,684)	(4,553)	(4,341)
Interest Expenses For Leases	(63)	(71)	(69)
Net foreign exchange loss	8	(966)	(340)
Other finance cost	(35)	(23)	(8)
Finance costs	(4,774)	(5,614)	(4,758)
Financial profit (loss)	€ (1,434)	€ (1,934)	€ 3,453